SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.1%
Omnicom Group, Inc.	870	$71,549
The Trade Desk, Inc. - Class A (1)(2)	363	213,495
		285,044
Aerospace & Defense - 1.1%
The Boeing Co.	1,121	276,909
General Dynamics Corp.	1,269	240,996
L3Harris Technologies, Inc.	2,514	548,203
Lockheed Martin Corp.	1,533	585,913
Northrop Grumman Corp.	872	319,039
Raytheon Technologies Corp.	5,416	480,453
Teledyne Technologies, Inc. (1)	177	74,246
TransDigm Group, Inc.	226	146,638
		2,672,397
Agriculture - 0.8%
Altria Group, Inc.	18,532	912,145
Archer-Daniels-Midland Co.	2,592	172,446
Philip Morris International, Inc.	7,391	712,714
		1,797,305
Airlines - 0.1%
Delta Air Lines, Inc.	1,457	69,470
Southwest Airlines Co.	1,495	91,883
United Airlines Holdings, Inc. (1)	716	41,778
		203,131
Apparel - 0.4%
Nike, Inc. - Class B	5,892	804,022
VF Corp.	2,144	170,920
		974,942
Auto Manufacturers - 4.2%
Cummins, Inc.	604	155,397
Ford Motor Co.	8,756	127,225
General Motors Co.	6,324	375,076
PACCAR, Inc.	1,314	120,310
Stellantis NV	39,128	765,735
Tesla, Inc. (1)(2)	13,498	8,439,220
		9,982,963

Banks - 3.7%
Bank of America Corp.	32,409	1,373,818
The Bank of New York Mellon Corp.	3,137	163,375
Citigroup, Inc.	8,280	651,719
Citizens Financial Group, Inc.	1,710	85,329
Fifth Third Bancorp	2,685	113,146
First Republic Bank	917	175,550
The Goldman Sachs Group, Inc.	1,587	590,396
Huntington Bancshares, Inc.	4,605	73,035
JPMorgan Chase & Co.	11,977	1,967,102
KeyCorp	4,016	92,529
Morgan Stanley	8,260	751,247
Northern Trust Corp.	823	99,739
The PNC Financial Services Group, Inc.	1,593	310,125
Regions Financial Corp. (2)	4,081	95,536
State Street Corp.	1,416	123,164
SVB Financial Group (1)	281	163,792
Truist Financial Corp.	12,499	772,188
U.S. Bancorp	6,061	368,388
Wells Fargo & Co.	16,578	774,524
		8,744,702
Beverages - 1.3%
Brown-Forman Corp. - Class B	1,498	120,379
The Coca-Cola Co.	18,765	1,037,517
Constellation Brands, Inc. - Class A	1,099	263,452
Keurig Dr Pepper, Inc.	7,815	288,843
Monster Beverage Corp. (1)	3,086	290,917
PepsiCo, Inc.	7,284	1,077,595
		3,078,703
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (1)	1,683	297,134
Alnylam Pharmaceuticals, Inc. (1)	1,531	217,387
Amgen, Inc.	3,263	776,398
Biogen, Inc. (1)	652	174,397
BioMarin Pharmaceutical, Inc. (1)	1,828	141,304
Bio-Rad Laboratories, Inc. - Class A (1)	164	98,789
Corteva, Inc.	6,886	313,313
Exact Sciences Corp. (1)	565	62,449
Gilead Sciences, Inc.	19,131	1,264,750
Illumina, Inc. (1)	667	270,562
Incyte Corp. (1)	1,478	123,827
Moderna, Inc. (1)	7,950	1,470,830
Regeneron Pharmaceuticals, Inc. (1)	684	343,662
Seagen, Inc. (1)	3,341	519,024
Vertex Pharmaceuticals, Inc. (1)	2,557	533,467
		6,607,293

Building Materials - 0.3%
Carrier Global Corp.	3,845	176,601
Johnson Controls International PLC	3,318	220,780
Martin Marietta Materials, Inc.	290	105,459
Masco Corp.	1,369	82,564
Vulcan Materials Co.	595	109,075
		694,479
Chemicals - 0.9%
Air Products and Chemicals, Inc.	1,069	320,337
Albemarle Corp.	441	73,682
Celanese Corp.	548	90,667
Dow, Inc. (2)	4,767	326,158
DuPont de Nemours, Inc.	1,690	142,957
Eastman Chemical Co.	583	73,108
Ecolab, Inc.	1,099	236,373
FMC Corp.	639	74,565
International Flavors & Fragrances, Inc.	1,357	192,246
LyondellBasell Industries NV	1,356	152,713
PPG Industries, Inc.	1,061	190,683
The Sherwin-Williams Co.	1,372	389,003
		2,262,492
Commercial Services - 3.0%
Automatic Data Processing, Inc.	2,102	412,034
Booz Allen Hamilton Holding Corp.	755	64,122
Cintas Corp.	501	177,123
CoStar Group, Inc. (1)	258	220,332
Equifax, Inc.	834	196,023
FleetCor Technologies, Inc. (1)	357	97,975
Gartner, Inc. (1)	358	82,999
Global Payments, Inc.	3,310	641,180
IHS Markit Ltd.	2,148	226,206
MarketAxess Holdings, Inc.	332	154,891
Moody's Corp.	1,075	360,501
PayPal Holdings, Inc. (1)	9,048	2,352,661
Rollins, Inc.	2,618	89,248
S&P Global, Inc. (2)	1,355	514,182
Square, Inc. - Class A (1)	5,229	1,163,557
TransUnion	935	100,045
United Rentals, Inc. (1)	302	100,856
Verisk Analytics, Inc.	1,031	178,188
		7,132,123

Computers - 6.8%
Accenture PLC - Class A	3,355	946,647
Apple, Inc.	98,283	12,247,044
Cognizant Technology Solutions Corp.	2,491	178,256
Crowdstrike Holdings, Inc. - Class A (1)(2)	2,519	559,596
Dell Technologies, Inc. - Class C (1)	1,455	143,521
EPAM Systems, Inc. (1)	344	164,294
Fortinet, Inc. (1)	1,072	234,275
Hewlett Packard Enterprise Co.	8,795	140,368
HP, Inc.	6,029	176,228
International Business Machines Corp.	4,143	595,515
Leidos Holdings, Inc.	764	78,501
NetApp, Inc.	1,051	81,316
Seagate Technology Holdings PLC (2)	1,052	100,729
Western Digital Corp.	3,890	292,645
Zscaler, Inc. (1)	1,001	194,394
		16,133,329
Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	4,438	371,816
The Estee Lauder Companies, Inc. - Class A	1,118	342,689
The Procter & Gamble Co.	17,899	2,413,680
		3,128,185
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	1,176	151,716
Fastenal Co.	2,907	154,187
LKQ Corp. (1)	1,309	66,706
W.W. Grainger, Inc.	242	111,843
		484,452
Diversified Financial Services - 3.1%
American Express Co.	3,004	481,030
Ameriprise Financial, Inc.	459	119,267
BlackRock, Inc.	853	748,115
Capital One Financial Corp.	1,834	294,871
Cboe Global Markets, Inc. (2)	781	86,925
The Charles Schwab Corp.	8,635	637,695
CME Group, Inc. - Class A	1,789	391,362
Discover Financial Services	1,219	142,940
Franklin Resources, Inc. (2)	2,207	75,501
Intercontinental Exchange, Inc.	3,889	438,990
Mastercard, Inc. - Class A	4,472	1,612,514
Nasdaq, Inc.	1,162	194,589
Raymond James Financial, Inc.	655	86,846
Synchrony Financial (2)	2,084	98,802
T. Rowe Price Group, Inc.	1,251	239,379
Visa, Inc. - Class A (2)	7,489	1,702,250
The Western Union Co.	1,841	45,049
		7,396,125

Electric - 1.9%
The AES Corp.	10,198	259,131
Alliant Energy Corp.	1,174	67,094
Ameren Corp.	1,237	104,155
American Electric Power Co., Inc.	2,435	209,410
Avangrid, Inc.	1,559	82,128
CenterPoint Energy, Inc. (2)	1,803	45,616
CMS Energy Corp.	1,418	88,965
Consolidated Edison, Inc.	1,664	128,527
Dominion Energy, Inc.	4,022	306,235
DTE Energy Co.	949	130,953
Duke Energy Corp.	3,875	388,353
Edison International	2,267	126,657
Entergy Corp.	907	95,471
Evergy, Inc.	1,068	66,205
Eversource Energy	2,006	162,867
Exelon Corp.	4,879	220,141
FirstEnergy Corp.	2,621	99,362
NextEra Energy, Inc.	10,056	736,300
PG&E Corp. (1)	15,302	155,162
PPL Corp.	3,669	106,805
Public Service Enterprise Group, Inc. (2)	2,507	155,735
Sempra Energy	1,655	224,236
The Southern Co.	4,765	304,579
WEC Energy Group, Inc.	1,500	140,865
Xcel Energy, Inc. (2)	2,668	189,108
		4,594,060
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	967	130,642
Emerson Electric Co.	2,711	259,415
		390,057
Electronics - 1.0%
Agilent Technologies, Inc.	1,668	230,401
Amphenol Corp.	3,142	211,331
Fortive Corp.	1,327	96,234
Garmin Ltd.	1,064	151,343
Honeywell International, Inc.	3,017	696,656
Keysight Technologies, Inc. (1)	961	136,827
Mettler-Toledo International, Inc. (1)	120	156,114
TE Connectivity Ltd.	4,632	628,470
Waters Corp. (1)	285	91,841
		2,399,217
Engineering & Construction - 0.0% (3)
Jacobs Engineering Group, Inc.	708	100,593

Entertainment - 0.0% (3)
DraftKings, Inc. - Class A (1)	1,625	81,169
Live Nation Entertainment, Inc. (1)(2)	358	32,259
		113,428
Environmental Control - 0.2%
Republic Services, Inc.	1,470	160,494
Waste Management, Inc.	1,945	273,623
		434,117
Food - 1.0%
Campbell Soup Co. (2)	1,903	92,619
Conagra Brands, Inc. (2)	2,845	108,395
General Mills, Inc.	3,348	210,455
The Hershey Co. (2)	721	124,769
Hormel Foods Corp. (2)	2,623	127,320
The J.M. Smucker Co. (2)	625	83,306
Kellogg Co.	1,805	118,209
The Kraft Heinz Co. (2)	10,442	455,167
The Kroger Co. (2)	4,524	167,298
McCormick & Co., Inc.	1,308	116,490
Mondelez International, Inc.	6,809	432,576
Sysco Corp.	2,467	199,827
Tyson Foods, Inc. - Class A	1,446	114,957
		2,351,388
Forest Products & Paper - 0.0% (3)
International Paper Co.	1,833	115,662

Gas - 0.0% (3)
Atmos Energy Corp.	639	63,370

Hand & Machine Tools - 0.1%
Snap-on, Inc.	244	62,127
Stanley Black & Decker, Inc.	822	178,210
		240,337
Healthcare - Products - 4.1%
Abbott Laboratories	11,200	1,306,480
ABIOMED, Inc. (1)	230	65,453
Align Technology, Inc. (1)	657	387,729
Baxter International, Inc.	2,741	225,091
Boston Scientific Corp. (1)	19,335	822,704
The Cooper Companies, Inc.	391	153,839
Danaher Corp.	4,959	1,270,198
DENTSPLY SIRONA, Inc.	1,473	98,573
Edwards Lifesciences Corp. (1)	3,246	311,291
Hologic, Inc. (1)(2)	3,523	222,160
IDEXX Laboratories, Inc. (1)	526	293,566
Insulet Corp. (1)	850	229,220
Intuitive Surgical, Inc. (1)	598	503,624

Masimo Corp. (1)(2)	392	84,515
Medtronic PLC	6,443	815,619
PerkinElmer, Inc.	1,021	148,117
QIAGEN NV (1)	2,775	136,974
ResMed, Inc.	958	197,204
STERIS PLC (2)	447	85,315
Stryker Corp.	1,956	499,308
Teleflex, Inc.	243	97,732
Thermo Fisher Scientific, Inc.	3,003	1,409,909
West Pharmaceutical Services, Inc.	473	164,372
Zimmer Biomet Holdings, Inc.	2,129	358,375
		9,887,368
Healthcare - Services - 2.0%
Anthem, Inc.	1,460	581,401
Catalent, Inc. (1)	1,516	158,922
Centene Corp. (1)	5,185	381,616
DaVita, Inc. (1)	509	61,116
HCA Healthcare, Inc.	1,592	341,946
Humana, Inc.	761	333,090
IQVIA Holdings, Inc. (1)	1,453	348,953
Laboratory Corp. of America Holdings (1)	660	181,157
Molina Healthcare, Inc. (1)(2)	323	81,189
Quest Diagnostics, Inc. (2)	862	113,500
Teladoc Health, Inc. (1)(2)	1,399	210,661
UnitedHealth Group, Inc.	4,870	2,006,050
Universal Health Services, Inc. - Class B	375	59,861
		4,859,462
Home Builders - 0.2%
D.R. Horton, Inc.	2,348	223,741
Lennar Corp. - Class A	1,419	140,495
NVR, Inc. (1)	17	83,083
PulteGroup, Inc.	1,326	76,629
		523,948
Home Furnishings - 0.0% (3)
Whirlpool Corp.	275	65,200

Household Products & Wares - 0.2%
Church & Dwight Co., Inc. (2)	1,455	124,737
The Clorox Co. (2)	896	158,350
Kimberly-Clark Corp.	1,814	236,963
		520,050

Insurance - 2.2%
Aflac, Inc.	3,344	189,538
The Allstate Corp.	1,398	190,981
American International Group, Inc.	2,781	146,948
Aon PLC (2)	1,080	273,640
Arch Capital Group Ltd. (1)	2,427	96,813
Arthur J. Gallagher & Co.	902	132,242
Berkshire Hathaway, Inc. - Class B (1)	5,395	1,561,529
Brown & Brown, Inc.	1,480	77,730
Chubb Ltd.	2,235	379,928
Cincinnati Financial Corp. (2)	626	76,190
CNA Financial Corp.	1,300	62,153
Everest Re Group Ltd.	262	68,110
Globe Life, Inc.	520	54,818
The Hartford Financial Services Group, Inc.	1,679	109,723
Markel Corp. (1)	64	78,431
Marsh & McLennan Companies, Inc.	2,506	346,705
MetLife, Inc.	3,962	258,956
Principal Financial Group, Inc.	1,157	75,656
The Progressive Corp.	3,195	316,561
Prudential Financial, Inc. (2)	3,761	402,314
The Travelers Companies, Inc.	1,225	195,632
W.R. Berkley Corp.	920	71,751
Willis Towers Watson PLC	611	159,691
		5,326,040
Internet - 14.9%
Alphabet, Inc. - Class A (1)	1,749	4,122,131
Alphabet, Inc. - Class C (1)	1,885	4,545,791
Amazon.com, Inc. (1)	4,330	13,955,893
Booking Holdings, Inc. (1)	438	1,034,359
CDW Corp.	765	126,546
DoorDash, Inc. - Class A (1)(2)	4,227	635,234
eBay, Inc.	3,584	218,194
Etsy, Inc. (1)	2,213	364,547
Expedia Group, Inc. - Class A	286	50,608
F5 Networks, Inc. (1)	396	73,430
Facebook, Inc. - Class A (1)	15,862	5,214,315
GoDaddy, Inc. - Class A (1)	559	45,257
Lyft, Inc. - Class A (1)	1,388	79,241
Netflix, Inc. (1)	3,334	1,676,368
NortonLifeLock, Inc.	2,370	65,554
Okta, Inc. - Class A (1)	1,090	242,460
Palo Alto Networks, Inc. (1)	675	245,194
Pinterest, Inc. - Class A (1)(2)	6,865	448,284
Roku, Inc. - Class A (1)	1,341	464,938
Snap, Inc. - Class A (1)(2)	11,070	687,668
Twitter, Inc. (1)	4,596	266,568

Uber Technologies, Inc. (1)	8,643	439,324
VeriSign, Inc. (1)	560	123,155
Wayfair, Inc. - Class A (1)(2)	863	264,544
Zillow Group, Inc. - Class C (1)	1,587	186,187
		35,575,790
Iron & Steel - 0.1%
Nucor Corp. (2)	1,299	133,199

Leisure Time - 0.3%
Carnival Corp.	2,124	62,785
Peloton Interactive, Inc. - Class A (1)	4,625	510,184
Royal Caribbean Cruises Ltd.	555	51,765
		624,734
Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	792	99,214
Las Vegas Sands Corp.	2,135	123,296
Marriott International, Inc.	1,169	167,845
MGM Resorts International	1,283	55,002
Wynn Resorts Ltd.	178	23,473
		468,830
Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.	2,023	487,705

Machinery - Diversified - 0.7%
Deere & Co.	1,507	544,178
Dover Corp.	666	100,233
IDEX Corp.	343	76,372
Ingersoll Rand, Inc. (1)	9,174	455,397
Otis Worldwide Corp.	1,835	143,736
Rockwell Automation, Inc.	548	144,519
Westinghouse Air Brake Technologies Corp.	973	80,525
Xylem, Inc.	764	90,244
		1,635,204
Media - 1.8%
Cable One, Inc.	41	74,438
Charter Communications, Inc. - Class A (1)(2)	1,169	811,906
Comcast Corp. - Class A	20,140	1,154,828
DISH Network Corp. - Class A (1)	1,646	71,634
FactSet Research Systems, Inc.	187	62,525
Liberty Broadband Corp. - Class C (1)	2,595	431,523
Sirius XM Holdings, Inc. (2)	36,505	228,156
ViacomCBS, Inc. - Class B	2,684	113,855
The Walt Disney Co.	6,967	1,244,654
		4,193,519

Mining - 0.4%
Freeport-McMoRan, Inc.	14,296	610,725
Newmont Corp.	4,901	360,126
		970,851
Miscellaneous Manufacturers - 1.1%
3M Co.	2,910	590,846
Eaton Corp. PLC	1,592	231,238
General Electric Co.	71,938	1,011,448
Illinois Tool Works, Inc.	1,308	303,142
Parker-Hannifin Corp.	622	191,669
Textron, Inc.	850	58,200
Trane Technologies PLC	859	160,118
		2,546,661
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	271	134,700

Oil & Gas - 1.0%
Chevron Corp.	5,732	594,924
ConocoPhillips	4,075	227,140
EOG Resources, Inc.	2,273	182,613
Exxon Mobil Corp.	12,016	701,374
Hess Corp.	527	44,173
Marathon Petroleum Corp.	1,293	79,907
Occidental Petroleum Corp.	1,675	43,483
Phillips 66	1,140	96,011
Pioneer Natural Resources Co. (2)	1,721	261,919
Valero Energy Corp.	1,134	91,174
		2,322,718
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	1,290	31,476
Halliburton Co.	2,455	55,115
Schlumberger NV	4,739	148,473
		235,064
Packaging & Containers - 0.1%
Ball Corp.	1,784	146,574
Packaging Corp. of America	402	59,757
Westrock Co.	1,047	61,061
		267,392

Pharmaceuticals - 4.6%
AbbVie, Inc.	15,460	1,750,072
AmerisourceBergen Corp.	577	66,205
Becton Dickinson and Co.	1,995	482,570
Bristol-Myers Squibb Co.	15,922	1,046,394
Cardinal Health, Inc.	1,956	109,673
Cigna Corp.	1,903	492,591
CVS Health Corp.	6,357	549,499
Dexcom, Inc. (1)	1,117	412,609
Elanco Animal Health, Inc. (1)	1,037	37,311
Eli Lilly & Co.	5,580	1,114,549
Johnson & Johnson	13,691	2,317,202
McKesson Corp.	581	111,779
Merck & Co., Inc.	13,924	1,056,692
Pfizer, Inc.	23,271	901,286
Viatris, Inc.	3,241	49,393
Zoetis, Inc.	2,532	447,354
		10,945,179
Pipelines - 0.5%
Cheniere Energy, Inc. (1)	2,756	233,984
Kinder Morgan, Inc.	29,334	537,986
ONEOK, Inc.	1,838	96,936
The Williams Companies, Inc.	7,820	205,979
		1,074,885
Private Equity - 0.2%
The Blackstone Group, Inc. - Class A	3,888	360,301
KKR & Co., Inc. (2)	2,442	135,995
		496,296
Real Estate - 0.1%
CBRE Group, Inc. (1)(2)	1,517	133,162

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	1,074	191,451
American Tower Corp.	2,366	604,418
Annaly Capital Management, Inc.	7,380	68,413
AvalonBay Communities, Inc.	668	138,236
Boston Properties, Inc.	742	87,229
Crown Castle International Corp.	2,222	421,069
Digital Realty Trust, Inc.	1,666	252,499
Duke Realty Corp.	1,765	82,002
Equinix, Inc.	525	386,778
Equity Residential (2)	1,685	130,503
Essex Property Trust, Inc.	348	102,761
Extra Space Storage, Inc.	689	103,219
Healthpeak Properties, Inc.	2,545	84,952
Host Hotels & Resorts, Inc.	1,780	30,563
Invitation Homes, Inc.	4,197	152,225

Iron Mountain, Inc. (2)	1,463	63,699
Mid-America Apartment Communities, Inc.	551	88,546
Prologis, Inc.	5,241	617,599
Public Storage	846	238,978
Realty Income Corp. (2)	2,204	150,754
SBA Communications Corp.	988	294,543
Simon Property Group, Inc. (2)	1,244	159,842
Sun Communities, Inc.	789	132,094
UDR, Inc.	1,516	72,207
Ventas, Inc.	1,811	100,420
W.P. Carey, Inc.	915	69,037
Welltower, Inc.	2,188	163,597
Weyerhaeuser Co.	8,140	308,994
		5,296,628
Retail - 5.2%
Advance Auto Parts, Inc.	338	64,129
AutoZone, Inc. (1)	120	168,792
Best Buy Co., Inc.	1,394	162,038
Burlington Stores, Inc. (1)(2)	270	87,310
CarMax, Inc. (1)(2)	701	80,748
Chipotle Mexican Grill, Inc. (1)	172	235,981
Costco Wholesale Corp.	2,549	964,210
Darden Restaurants, Inc.	917	131,342
Dollar General Corp.	1,608	326,360
Dollar Tree, Inc. (1)	1,406	137,085
Domino's Pizza, Inc. (2)	209	89,216
Genuine Parts Co.	697	91,391
The Home Depot, Inc.	6,611	2,108,314
Lowe's Companies, Inc.	5,024	978,826
McDonald's Corp.	3,243	758,505
O'Reilly Automotive, Inc. (1)	395	211,372
Ross Stores, Inc.	4,126	521,485
Starbucks Corp.	6,684	761,174
Target Corp.	3,129	710,033
The TJX Companies, Inc.	14,984	1,012,019
Tractor Supply Co.	751	136,457
Ulta Beauty, Inc. (1)	242	83,577
Walgreens Boots Alliance, Inc.	6,707	353,191
Walmart, Inc.	14,708	2,088,977
Yum! Brands, Inc.	1,397	167,598
		12,430,130

Semiconductors - 6.0%
Advanced Micro Devices, Inc. (1)	16,117	1,290,649
Analog Devices, Inc. (2)	2,037	335,290
Applied Materials, Inc.	6,508	898,950
Broadcom, Inc.	2,979	1,407,071
Intel Corp.	23,813	1,360,199
IPG Photonics Corp. (1)	295	61,732
KLA Corp.	1,035	327,981
Lam Research Corp.	1,054	684,942
Marvell Technology, Inc. (2)	4,904	236,863
Maxim Integrated Products, Inc.	1,413	144,140
Microchip Technology, Inc.	2,064	323,945
Micron Technology, Inc. (1)	7,452	627,011
NVIDIA Corp.	6,103	3,965,607
Qorvo, Inc. (1)	852	155,678
QUALCOMM, Inc.	7,007	942,722
Skyworks Solutions, Inc.	1,198	203,660
Teradyne, Inc. (2)	1,378	182,378
Texas Instruments, Inc.	4,810	913,034
Xilinx, Inc.	1,143	145,161
		14,207,013
Software - 13.0%
Activision Blizzard, Inc.	5,731	557,340
Adobe, Inc. (1)	3,352	1,691,352
Akamai Technologies, Inc. (1)(2)	947	108,157
ANSYS, Inc. (1)	509	172,011
Autodesk, Inc. (1)	2,395	684,635
Black Knight, Inc. (1)	1,080	79,261
Broadridge Financial Solutions, Inc.	639	101,908
Cadence Design Systems, Inc. (1)	1,732	219,947
Cerner Corp.	1,593	124,652
Citrix Systems, Inc.	779	89,554
Coupa Software, Inc. (1)(2)	558	132,916
DocuSign, Inc. (1)	1,995	402,232
Electronic Arts, Inc.	1,450	207,248
Fidelity National Information Services, Inc.	10,517	1,566,823
Fiserv, Inc. (1)	6,871	791,539
HubSpot, Inc. (1)(2)	352	177,542
Intuit, Inc.	1,604	704,300
Jack Henry & Associates, Inc. (2)	414	63,818
Microsoft Corp.	47,502	11,860,299
MSCI, Inc.	453	212,063
Oracle Corp.	13,676	1,076,848
Palantir Technologies, Inc. - Class A (1)(2)	14,419	330,916
Paychex, Inc.	1,692	171,129
Paycom Software, Inc. (1)	405	133,488
RingCentral, Inc. - Class A (1)	693	181,892

ROBLOX Corp. - Class A (1)(2)	4,864	456,097
Roper Technologies, Inc.	472	212,405
salesforce.com, Inc. (1)	10,955	2,608,385
ServiceNow, Inc. (1)	2,521	1,194,651
Slack Technologies, Inc. - Class A (1)	4,129	181,841
Snowflake, Inc. (1)(2)	3,657	870,476
Splunk, Inc. (1)	716	86,779
SS&C Technologies Holdings, Inc.	1,438	106,225
Synopsys, Inc. (1)	1,033	262,733
Take-Two Interactive Software, Inc. (1)	782	145,108
Twilio, Inc. - Class A (1)(2)	1,496	502,656
Tyler Technologies, Inc. (1)	236	95,146
Unity Software, Inc. (1)(2)	2,236	211,213
Veeva Systems, Inc. - Class A (1)	1,083	315,521
VMware, Inc. - Class A (1)(2)	565	89,208
Workday, Inc. - Class A (1)	1,669	381,734
Zoom Video Communications, Inc. - Class A (1)	4,483	1,486,249
		31,048,297
Telecommunications - 2.2%
Arista Networks, Inc. (1)	348	118,104
AT&T, Inc.	35,302	1,038,938
Cisco Systems Inc.	19,673	1,040,702
Corning, Inc. (2)	4,367	190,532
Lumen Technologies, Inc. (2)	7,033	97,337
Motorola Solutions, Inc.	823	168,970
T-Mobile US, Inc. (1)	10,044	1,420,724
Ubiquiti, Inc.	494	148,951
Verizon Communications, Inc.	19,319	1,091,330
		5,315,588
Toys, Games & Hobbies - 0.0% (3)
Hasbro, Inc.	833	79,943

Transportation - 1.5%
C.H. Robinson Worldwide, Inc. (2)	672	65,198
CSX Corp.	3,292	329,595
Expeditors International of Washington, Inc.	1,066	133,986
FedEx Corp.	2,569	808,747
J.B. Hunt Transport Services, Inc.	533	91,431
Kansas City Southern	427	127,109
Norfolk Southern Corp.	1,035	290,732
Old Dominion Freight Line, Inc.	532	141,219
Union Pacific Corp.	2,925	657,335
United Parcel Service, Inc. - Class B	4,679	1,004,113
		3,649,465
Water - 0.1%
American Water Works Co., Inc.	1,006	155,950

Total Common Stocks
(Cost $200,183,253)		237,990,865

Short-Term Investments - 0.2% (3)
Money Market Funds - 0.2% (3)
First American Government Obligations Fund - Class X, 0.026% (4)	402,175	402,175
Total Short-Term Investments
(Cost $402,175)		402,175

Investments Purchased With Collateral From Securities Lending - 7.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	17,310,426	17,310,426
Total Investments Purchased With Collateral From Securities Lending
(Cost $17,310,426)		17,310,426

Total Investments in Securities - 107.3%
(Cost $217,895,854)		255,703,466
Other Liabilities in Excess of Assets - (7.3)%		(17,347,817)
Total Net Assets - 100.0%		$238,355,649

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $16,886,237 or 7.1% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Select 500 ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$237,990,865	$–	$–	$237,990,865
Short-Term Investments	–	402,175	–	–	402,175
Investments Purchased With Collateral From Securities Lending(2)	17,310,426	–	–	–	17,310,426
Total Investments in Securities	$17,310,426	$238,393,040	$–	$–	$255,703,466

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.